Management of Financial Risks - Rate impact (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effect on loss (before tax) | NIS
Change in foreign exchange rate
+5%	€ 29	€ 122	€ 18
-5%	(29)	(79)	(18)
Effect on loss (before tax) | USD
Change in foreign exchange rate
+5%		54	4
-5%		(60)	(5)
Effect on loss (before tax) | AUD
Change in foreign exchange rate
+5%	33	73	64
-5%	(36)	(80)	(71)
Effect on pretax equity | NIS
Change in foreign exchange rate
+5%	56	141	37
-5%	(59)	(58)	(39)
Effect on pretax equity | USD
Change in foreign exchange rate
+5%	54	113	13
-5%	(60)	(125)	(14)
Effect on pretax equity | AUD
Change in foreign exchange rate
+5%	352	364	284
-5%	€ (389)	€ (403)	€ (314)